Balances and Transactions in Foreign Currencies - Summary of Transactions Denominated in Foreign Currencies, Expressed in Mexican pesos (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) [1]	Dec. 31, 2019 MXN ($)		Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Revenues	$ 10,311	$ 194,471	[2]	$ 182,342	$ 183,256
Interest expense	$ 366	6,904	[2]	7,568	8,777
U.S. dollars [member]
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Revenues		1,506		1,481	653
Purchases of Raw Materials		14,307		18,129	13,381
Interest expense		1,910		2,223	2,454
Other		2,723		2,161	1,544
Euros [member]
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Revenues		0		0	0
Purchases of Raw Materials		454		0	18
Interest expense		0		0	0
Other		$ 0		$ 0	$ 0

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 2.4.1